GOODWILL AND INTANGIBLE ASSETS, NET - Key assumptions used to determine recoverable amount of goodwill (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 7,818,125	$ 9,836,661	$ 8,143,146
Banking Panama | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	10.90%	10.90%
Growth rate (real)	4.50%	5.30%
Goodwill	$ 5,837,310	$ 7,346,484
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate (real)	3.70%	3.90%
Goodwill	$ 1,078,105	$ 1,356,837
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan | Short Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	17.10%	20.10%
Banking El Salvador | Discounted cash flow | Key Assumption, Five Year Plan | Long Term
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	15.50%	16.10%
Banking Guatemala | Discounted cash flow | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Discount Rate (real)	12.30%	13.00%
Growth rate (real)	4.80%	4.90%
Goodwill	$ 892,050	$ 1,122,680
Other Segments | Key Assumption, Five Year Plan
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 10,660	$ 10,660